Expense Example - LVIP Delaware Diversified Floating Rate Fund	Standard Class 1 year	Standard Class 3 years	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 3 years	Service Class 5 years	Service Class 10 years
USD ($)	64	208	365	820	90	287	501	1,117